LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2024
LAND USE RIGHTS, NET.
LAND USE RIGHTS, NET

10.  LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2023	2024
	RMB	RMB
Cost	664,272	846,156
Accumulated amortization	(61,769)	(79,943)
Land use rights, net	602,503	766,213

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights, net	196,195	205,334

Amortization expenses were approximately RMB10,922,RMB16,369 and RMB17,492 for the years ended December 31,2022,2023 and 2024, respectively.